Expense Example, No Redemption (Vanguard 500 Index Fund Participant)	Vanguard 500 Index Fund Vanguard 500 Index Fund - Investor Shares 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	17
3 YEAR	55
5 YEAR	96
10 YEAR	217